Accounts Receivable and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ (53)	$ (64)
Credit loss expensed	(27)	(7)
Credit loss deferred	(6)	0
Write-offs, net of recoveries	30	18
Foreign exchange	(2)	0
Balance, end of year	$ (58)	$ (53)